Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated other comprehensive loss	Statutory Reserves [Member]	Retained Earnings (Accumulated Deficit)	Noncontrolling Interest
Balance, shares at Dec. 31, 2019		120,218
Balance, amount at Dec. 31, 2019	$ 94,532,261	$ 28,853	$ 39,310,178	$ (7,590,943)	$ 6,379,276	$ 52,058,681	$ 4,346,216
Issuance of common stock for private placement, shares		25,253
Issuance of common stock for private placement, amount	9,055,000	$ 6,061	9,048,939	0	0	0	0
Exercise of 2017 warrants, shares		3,935
Exercise of 2017 warrants, amount	232	$ 945	(713)	0	0	0	0
Issuance of common stock for service, shares		148
Issuance of common stock for service, amount	33,812	$ 35	33,777	0	0	0	0
Foreign currency translation adjustment	5,892,311		0	6,097,873	0	0	(205,562)
Appropriation of retained earnings to statutory reserve fund	0	0		0	58,230	(58,230)	0
Net loss	(10,022,228)	0	0		0	(6,520,420)	(3,501,808)
Balance, amount at Dec. 31, 2020	99,491,388	$ 35,894	48,392,181	(1,493,070)	6,437,506	45,480,031	638,846
Balance, shares at Dec. 31, 2020		149,554
Issuance of common stock for private placement, shares		110,419
Foreign currency translation adjustment	2,535,599			2,564,219	0		(28,620)
Appropriation of retained earnings to statutory reserve fund	0	$ 0	0	0	437,108	(437,108)
Net loss	(10,692,982)	0	0		0	(8,358,129)	(2,334,853)
Issuance of common stock for private placement, amount	19,362,706	$ 26,501	19,336,205	0	0	0	0
Issuance of common stock for compensation, shares		6,667
Issuance of common stock for compensation, amount	1,840,000	$ 1,600	1,838,400	0	0	0	0
Balance, amount at Dec. 31, 2021	112,536,711	$ 63,995	69,566,786	1,071,149	6,874,614	36,684,794	(1,724,627)
Balance, shares at Dec. 31, 2021		266,640
Issuance of common stock for private placement, shares		953,333
Issuance of common stock for private placement, amount	10,120,400	$ 228,800	9,891,600	0		0	0
Foreign currency translation adjustment	(9,303,340)	0	0	(9,313,876)	0	0	10,536
Appropriation of retained earnings to statutory reserve fund	0	0		0	615,784	(615,784)	0
Net loss	2,586,196	$ 0		0	0	3,021,069	(434,873)
Cancellation of common stock due to reverse split, shares		(2,067)
Cancellation of common stock due to reverse split, amount	(4,573)	$ (496)	(4,077)	0	0	0	0
Balance, amount at Dec. 31, 2022	$ 115,935,394	$ 292,299	$ 79,454,309	$ (8,242,727)	$ 7,490,398	$ 39,090,079	$ (2,148,964)
Balance, shares at Dec. 31, 2022		1,217,906